Other Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended					9 Months Ended				12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021		Dec. 31, 2020	Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2021	Mar. 31, 2021	Mar. 25, 2021	Feb. 28, 2021	Mar. 21, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity method investment, percentage sold							5.70%
Related party transaction, service fees		$ 21,209,000			$ 19,772,000		$ 59,462,000		$ 65,296,000		$ 80,524,000	$ 290,748,000	$ 21,098,000
Related party transaction fees payable per month	$ 200,000,000
Revenue		28,496,000			44,906,000		116,190,000		129,383,000		169,783,000	179,651,000	28,653,000
Restructuring and other related costs		15,934,000			18,964,000		481,979,000		155,180,000		206,703,000	329,221,000
Accounts payable and accrued expenses		60,800,000		$ 29,500,000			60,800,000				29,500,000	1,500,000
Future minimum lease cost payments , tenant lease incentive receivables		1,469,692,000		1,471,347,000			1,469,692,000				1,471,347,000
Interest expense related to this finance lease		1,055,000			1,165,000		3,225,000		3,533,000		4,675,000	4,621,000	3,780,000
Cash payment for finance expenses							3,397,000		2,959,000		4,021,000	3,590,000	1,869,000
Long term line of credit												5,700,000					$ 800,000,000
Non-recourse promissory notes				$ 0							0	0	5,700,000
Selling, general and administrative expenses		233,928,000	[1]		387,248,000	[1]	$ 733,430,000	[1]	1,312,349,000	[1]	$ 1,604,669,000	2,793,663,000	1,349,622,000
Debt instrument, Converted to shares												3,300,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Payment of recourse debt to employees												$ 7,800,000
Sound Ventures II LLC [Member]
Related Party Transaction [Line Items]
Equity method investment, percentage sold							5.70%
Creator Fund [Member]
Related Party Transaction [Line Items]
Profit on sale of sale of underlying portfolio investments							$ 101,800,000
Maximum [Member]
Related Party Transaction [Line Items]
Interest rate												2.60%
Debt instrument, Term												2028 years
Minimum [Member]
Related Party Transaction [Line Items]
Interest rate												1.70%
Debt instrument, Term												2020 years
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares issued				41,512,605							41,512,605	41,304,381		176,731,955
Common stock value		177,000		$ 42,000			177,000				$ 42,000	$ 41,000				$ 9,000,000,000.0
Common Class A [Member] | Debt Settlement Issuance Of Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued												296,813
Common stock value												$ 800,000
Series Ap 1 Preferred Stock [Member] | Debt Settlement Issuance Of Series AP-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, Shares Issued												97,229
Preferred stock, Value, Issued												$ 2,500,000
Unsecured Debt [Member] | Wpi Fund [Member]
Related Party Transaction [Line Items]
Long term line of credit																			$ 26,100,000
Interest rate																			1.52%
Interest expense													200,000
China Co [Member]
Related Party Transaction [Line Items]
Revenue		50,000.00			0		1,600,000		0		2,600,000
SoftBank Group Corp [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees		4,200,000			5,100,000		14,200,000		13,000,000.0		20,100,000	7,700,000	900,000
Revenue											0		0
Related party receivable				80,000,000.0							80,000,000.0							$ 80,000,000.0
Related party deposits												40,000,000.0							$ 20,000,000.0
Other revenue												38,400,000
Cash received											0
Deferred revenue				21,600,000							21,600,000	21,600,000
Reimbursement of expenses							50,000,000.0				50,000,000.0
Accounts payable and accrued expenses		14,500,000		14,500,000			14,500,000				14,500,000	50,000,000.0
Selling, general and administrative expenses												15,000,000.0
Due to affiliate		50,000,000.0					50,000,000.0					50,000,000.0
Deferred financing costs												20,000,000.0
Equity issuance costs												15,000,000.0
Repayments of related party debt											35,500,000
SoftBank Group Corp [Member] | Sale Of Memberships And Various Other Services [Member]
Related Party Transaction [Line Items]
Revenue		22,800,000			38,000,000.0		92,400,000		109,900,000		142,100,000	108,900,000	21,800,000
WeWork [Member]
Related Party Transaction [Line Items]
Cancellation of debt											1,500,000
Other Related Parties [Member] | Sale Of Memberships And Various Other Services [Member]
Related Party Transaction [Line Items]
Revenue		3,700,000			6,200,000		9,700,000		17,900,000		22,900,000	16,000,000.0	3,200,000
Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees												600,000
Revenue		0			0		0		0		0	300,000	100,000
Related party receivable												185,000,000.0
Reimbursement of expenses											900,000	2,500,000
Reimbursement of expenses, receivable											1,800,000	$ 1,800,000
Percentage of amount received from related party receivable												50.00%
Percentage of amount receivable from related party												50.00%
Restructuring and other related costs												$ 1,500,000
Lease cost expense		1,500,000			2,600,000		6,700,000		7,800,000		10,900,000	7,700,000	5,800,000
Cash payment for lease expenses							7,200,000		7,700,000		10,500,000	6,500,000	6,100,000
Cash received from tenant incentives, Operating Lease							0		3,900,000		3,900,000	400,000	11,600,000
Future minimum lease cost payments , rent payments		60,000,000.0		198,900,000			60,000,000.0				198,900,000
Future minimum lease cost payments , tenant lease incentive receivables		600,000		10,500,000			600,000				10,500,000
Interest expense related to this finance lease		400,000			400,000		1,200,000		1,200,000		1,600,000	1,600,000	1,700,000
Cash payment for finance expenses							1,600,000		1,500,000		2,000,000.0	2,000,000.0	1,900,000
Cash received from tenant incentives, Finance Lease		0			0		0		0		800,000	0	0
Finance leases future minimum payments due		13,200,000		14,800,000			13,200,000				14,800,000
Finance leases future minimum payments receivable		0		0			0				0
Due to affiliate															$ 105,600,000
WeCap Investment Group [Member]
Related Party Transaction [Line Items]
Lease cost expense		15,500,000			10,800,000		38,500,000		35,100,000		43,700,000	42,200,000	13,500,000
Cash payment for lease expenses							40,000,000.0		27,300,000		33,400,000	30,500,000	6,000,000.0
Cash received from tenant incentives, Operating Lease							2,600,000		8,400,000		13,300,000	13,000,000.0	33,600,000
Future minimum lease cost payments , rent payments		672,400,000		905,000,000.0			672,400,000				905,000,000.0
Future minimum lease cost payments , tenant lease incentive receivables		14,200,000		8,700,000			14,200,000				8,700,000
Noncancelable leases future undiscounted fixed minimum lease cost payments		107,600,000					107,600,000
Vendor Or Other Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees		$ 0			1,300,000		$ 0		4,300,000		$ 5,800,000	900,000	400,000
ChinaCo Management Fee [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees				$ 1,300,000
Percentage of annual management fee on net revenue		4.00%		4.00%			4.00%				4.00%
Promotional services [Member] | Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees												20,000	158,000
Employee [Member] | Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees		$ 0			0		$ 0		54,000			218,000	163,000
Employee [Member] | Director [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees		0			$ 0		0		$ 71,000			$ 120,000	$ 98,000
Profit Sharing Agrrement [Member] | Sound Ventures II LLC [Member]
Related Party Transaction [Line Items]
Commited capital							8,000,000.0
Funded commitments		6,100,000					6,100,000
Unfunded commitments		$ 1,900,000					$ 1,900,000
Profit Sharing Agrrement [Member] | Creator Fund [Member]
Related Party Transaction [Line Items]
Percentage of share of profits on sale of underlying portfolio investments		20.00%					20.00%
ChinaCo Deconsolidation [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees				$ 1,800,000			$ 100,000				$ 100,000
Related party transaction fees payable per month				600,000
Total lease obligations		$ 3,500,000		$ 4,900,000			$ 3,500,000				$ 4,900,000

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.